ASC 310-30 Loans Acquired at Acquisition Date (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	$ 9,850,613
Certain Loans Acquired In Transfer Nonaccretable Difference	3,402,907
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Cash Flows Expected To Be Collected At Acquisition	6,447,706
Certain Loans Acquired In Transfer Accretable Yield	1,538,059
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	4,909,647
Performing Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	7,855,033
Certain Loans Acquired In Transfer Nonaccretable Difference	2,154,542
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Cash Flows Expected To Be Collected At Acquisition	5,700,491
Certain Loans Acquired In Transfer Accretable Yield	1,487,634
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	4,212,857
Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Contractually Required Payments Receivable At Acquisition	1,995,580
Certain Loans Acquired In Transfer Nonaccretable Difference	1,248,365
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period Cash Flows Expected To Be Collected At Acquisition	747,215
Certain Loans Acquired In Transfer Accretable Yield	50,425
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period At Acquisition At Fair Value	$ 696,790